Other taxes payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other taxes payable
Withholding individual income taxes for employees	¥ 6,999		¥ 8,593
VAT payables	5,186		15,512
Others	18		622
Total	¥ 12,203	$ 1,719	¥ 24,727